RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other reclamation provision

	2017	2016
Beginning balance at January 1	$64,219	$39,524
Additions to reclamation provision(1)	—	3,722
Accretion expense	2,640	2,370
Revisions in estimates and obligations	(3,803)	18,603
Ending balance at December 31(2)	$63,056	$64,219

(1)	2016 additions relate to the Timmins mines acquired as a result of the Lake Shore Gold acquisition on April 1, 2016.

(2)	Ending balance includes $487 of current and $62,569 of long-term reclamation.